Cover	May 10, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	Shattuck Labs, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39593
Entity Tax Identification Number	81-2575858
Entity Address, Address Line One	500 W. 5th Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	900-4690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001680367
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	1018 W. 11th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78703